Income Taxes - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of taxpayers taxable income	30.00%
Income tax loss carryforward [member] | Do not expire [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 49,914	R$ 193,408	R$ 142,218